Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of credit risk exposure [line items]
Beginning balance	$ 2,998
Ending balance	3,028
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,028	$ 2,792
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,638	2,405
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	390	387
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	142	105
Net remeasurement of loss allowance	25	2
Loan originations	7	5
Derecognitions and maturities	(2)	(3)
Model changes	(7)
Total Provision for Credit Losses (PCL)	23	4
Write-offs	(3)	(1)
Recoveries of previous write-offs	1	1
Foreign exchange and other	(4)	(3)
Ending balance	159	106
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	517	576
Net remeasurement of loss allowance	87	3
Loan originations	12	16
Derecognitions and maturities	(10)	(17)
Model changes	(13)
Total Provision for Credit Losses (PCL)	76	2
Write-offs	(62)	(50)
Recoveries of previous write-offs	15	18
Foreign exchange and other	(7)
Ending balance	539	546
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	365	359
Net remeasurement of loss allowance	88
Loan originations	18	13
Derecognitions and maturities	(6)	(8)
Model changes		(6)
Total Provision for Credit Losses (PCL)	100	(1)
Write-offs	(80)	(57)
Recoveries of previous write-offs	19	20
Foreign exchange and other	(9)	(2)
Ending balance	395	319
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,974	1,918
Net remeasurement of loss allowance	28	(113)
Loan originations	81	118
Derecognitions and maturities	(92)	(100)
Model changes		(5)
Total Provision for Credit Losses (PCL)	17	(100)
Write-offs	(76)	(27)
Recoveries of previous write-offs	11	7
Foreign exchange and other	9	23
Ending balance	1,935	1,821
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,038	993
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	840	786
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	198	207
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	59	46
Transfer to Stage 1	24	11
Transfer to Stage 2	(9)	(1)
Net remeasurement of loss allowance	(7)	(11)
Loan originations	7	5
Derecognitions and maturities	(1)	(1)
Model changes	(24)
Total Provision for Credit Losses (PCL)	(10)	3
Foreign exchange and other	1
Ending balance	50	49
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	111	128
Transfer to Stage 1	60	58
Transfer to Stage 2	(11)	(9)
Transfer to Stage 3	(1)	(1)
Net remeasurement of loss allowance	(40)	(55)
Loan originations	12	16
Derecognitions and maturities	(3)	(6)
Model changes	(16)
Total Provision for Credit Losses (PCL)	1	3
Foreign exchange and other	(1)
Ending balance	111	131
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	115	114
Transfer to Stage 1	40	51
Transfer to Stage 2	(9)	(10)
Transfer to Stage 3	(1)
Net remeasurement of loss allowance	(36)	(57)
Loan originations	18	13
Derecognitions and maturities	(1)	(2)
Model changes		2
Total Provision for Credit Losses (PCL)	11	(3)
Foreign exchange and other		2
Ending balance	126	113
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	746	662
Transfer to Stage 1	87	93
Transfer to Stage 2	(30)	(16)
Transfer to Stage 3	(1)
Net remeasurement of loss allowance	(114)	(129)
Loan originations	81	118
Derecognitions and maturities	(41)	(41)
Model changes		1
Total Provision for Credit Losses (PCL)	(18)	26
Foreign exchange and other	23	12
Ending balance	751	700
Stage Two [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,452	1,305
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,271	1,138
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	181	167
Stage Two [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	67	40
Transfer to Stage 1	(24)	(10)
Transfer to Stage 2	10	3
Transfer to Stage 3	(2)	(2)
Net remeasurement of loss allowance	30	10
Derecognitions and maturities	(1)	(2)
Model changes	17
Total Provision for Credit Losses (PCL)	30	(1)
Foreign exchange and other	(1)	1
Ending balance	96	40
Stage Two [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	304	357
Transfer to Stage 1	(58)	(56)
Transfer to Stage 2	20	15
Transfer to Stage 3	(22)	(23)
Net remeasurement of loss allowance	77	40
Derecognitions and maturities	(7)	(11)
Model changes	3
Total Provision for Credit Losses (PCL)	13	(35)
Foreign exchange and other	(1)	2
Ending balance	316	324
Stage Two [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	250	245
Transfer to Stage 1	(40)	(51)
Transfer to Stage 2	9	10
Transfer to Stage 3	(33)	(29)
Net remeasurement of loss allowance	90	45
Derecognitions and maturities	(5)	(6)
Model changes		(8)
Total Provision for Credit Losses (PCL)	21	(39)
Foreign exchange and other	(2)
Ending balance	269	206
Stage Two [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	789	855
Transfer to Stage 1	(86)	(65)
Transfer to Stage 2	75	57
Transfer to Stage 3	(30)	(8)
Net remeasurement of loss allowance	64	(54)
Derecognitions and maturities	(51)	(59)
Model changes		(6)
Total Provision for Credit Losses (PCL)	(28)	(135)
Foreign exchange and other	10	15
Ending balance	771	735
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	538	494
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	527	481
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	11	13
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	16	19
Transfer to Stage 1		(1)
Transfer to Stage 2	(1)	(2)
Transfer to Stage 3	2	2
Net remeasurement of loss allowance	2	3
Total Provision for Credit Losses (PCL)	3	2
Write-offs	(3)	(1)
Recoveries of previous write-offs	1	1
Foreign exchange and other	(4)	(4)
Ending balance	13	17
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	102	91
Transfer to Stage 1	(2)	(2)
Transfer to Stage 2	(9)	(6)
Transfer to Stage 3	23	24
Net remeasurement of loss allowance	50	18
Total Provision for Credit Losses (PCL)	62	34
Write-offs	(62)	(50)
Recoveries of previous write-offs	15	18
Foreign exchange and other	(5)	(2)
Ending balance	112	91
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	34	29
Net remeasurement of loss allowance	34	12
Total Provision for Credit Losses (PCL)	68	41
Write-offs	(80)	(57)
Recoveries of previous write-offs	19	20
Foreign exchange and other	(7)	(4)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	439	401
Transfer to Stage 1	(1)	(28)
Transfer to Stage 2	(45)	(41)
Transfer to Stage 3	31	8
Net remeasurement of loss allowance	78	70
Total Provision for Credit Losses (PCL)	63	9
Write-offs	(76)	(27)
Recoveries of previous write-offs	11	7
Foreign exchange and other	(24)	(4)
Ending balance	$ 413	$ 386